Notes to the consolidated financial statements - Other operating income (Details) - EUR (€) € in Thousands	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Notes to the consolidated financial statements
Compensation for CMO/Material transfer	€ 34,379
Reimbursement claim	610
Sale of equipment	310
Grants and other cost reimbursements from government agencies and similar bodies	377	€ 64,307
Other	225	2,439
Total	€ 35,901	€ 66,746